Revenue - Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 23,059	$ 27,723
Less than 1 Year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	13,318	15,635
1-2 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	4,224	10,182
2-5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 5,517	$ 1,906